Share-Based Payment (Details)				1 Months Ended	12 Months Ended
	May 12, 2023 USD ($) $ / shares shares	Jul. 26, 2022 shares	Jul. 12, 2022 $ / shares	Jan. 31, 2024	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares
Share-Based Payment [Line Items]
Incentive increases (in Dollars) | $					$ 30,000
Number of options, granted during the year				10,000
Expire date	Oct. 23, 2030
Estimates of options that will be exercised	100.00%
Bottom of range [member]
Share-Based Payment [Line Items]
Options exercise price			$ 7.16
Top of range [member]
Share-Based Payment [Line Items]
Options exercise price			$ 204.66
Bioceres Crop Solutions Corp. [Member]
Share-Based Payment [Line Items]
Number of options, granted during the year							8,560
Employee Stock Purchase Plan [member]
Share-Based Payment [Line Items]
Maximum percentage of employee's monthly compensation	15.00%
Number of ordinary shares subject to the ESPP (in Shares) | shares	200,000
Percentage of closing price of the Company's ordinary shares on the first business day and the last business day to determine purchase price	85.00%
Stand Alone Stock Option Grant [member]
Share-Based Payment [Line Items]
Number of options, granted during the year	1,200,000
Options exercise price					$ 4.55
Expire date	Oct. 31, 2029
Vesting period	3 years
Period of weighted average price ("VWAP") of the ordinary shares for cashless basis exercise	20 days
Employee Stock Option Plan [member]
Share-Based Payment [Line Items]
Number of options, granted during the year	100,000
Options exercise price					5.55
Vesting period	3 years
Period of weighted average price ("VWAP") of the ordinary shares for cashless basis exercise	20 days
Past Share Option plan [member]
Share-Based Payment [Line Items]
Options exercise price					12.48
Past Share Option plan [member] | Bottom of range [member]
Share-Based Payment [Line Items]
Options exercise price	$ 11.93
Past Share Option plan [member] | Top of range [member]
Share-Based Payment [Line Items]
Options exercise price	$ 13.24
Base Share Option plan [member]
Share-Based Payment [Line Items]
Options exercise price					10.52
Base Share Option plan [member] | Bottom of range [member]
Share-Based Payment [Line Items]
Options exercise price					10.47	$ 10.47	$ 10.47
Base Share Option plan [member] | Top of range [member]
Share-Based Payment [Line Items]
Options exercise price					10.79	$ 10.79	$ 10.79
Performance Share Option Plan [Member]
Share-Based Payment [Line Items]
Options exercise price					$ 10.52
Threshold earnings before interest (in Dollars) | $	$ 150,000,000
Performance Share Option Plan [Member] | EBITDA [Member]
Share-Based Payment [Line Items]
Threshold earnings before interest (in Dollars) | $	$ 120,000,000
Performance Share Option Plan [Member] | Bottom of range [member]
Share-Based Payment [Line Items]
Options exercise price	$ 10.47
Performance Share Option Plan [Member] | Bottom of range [member] | EBITDA [Member]
Share-Based Payment [Line Items]
Vesting percentage	0.00%
Performance Share Option Plan [Member] | Top of range [member]
Share-Based Payment [Line Items]
Options exercise price	$ 10.79
Performance Share Option Plan [Member] | Top of range [member] | EBITDA [Member]
Share-Based Payment [Line Items]
Vesting percentage	100.00%
Pro Farm Group Inc [Member] | Stock Incentive Plan 2013 [Member]
Share-Based Payment [Line Items]
Number of total equity awards outstanding converted into option or restricted stock (in Shares) | shares		1,191,362
Volume Weighted Average Price [Member] | Stand Alone Stock Option Grant [member]
Share-Based Payment [Line Items]
Options exercise price	$ 4.55
Volume Weighted Average Price [Member] | Employee Stock Option Plan [member]
Share-Based Payment [Line Items]
Options exercise price	$ 5.55